FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: March 31, 2004

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.

  Name: Litman/Gregory Fund Advisors LLC
Addess: 4 Orinda Way, Suite 230-D
        Orinda, CA 94563

Form 13F File Number:

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   John M. Coughlan

Title:  Chief Operating Officer

Phone:  925-253-5213

Signature, Place, and Date of Signing:

/s/ John M. Coughlan
--------------------------------------------------------------------------------
[Signature]

Orinda, California
--------------------------------------------------------------------------------
[City, State]

March 31, 2004
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                ---------------
Form 13F Information Table Entry Total:                      13
                                                ---------------
Form 13F Information Table Value Total:         $       133,300
                                                ---------------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                        Litman/Gregory Fund Advisors LLC
                          Form 13-F Information Table
                              as of March 31, 2004


                            TITLE OF                    VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              CLASS            CUSIP    (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------        --------- ----------- ---------  ---  ----  ------- --------  --------- --------  ------
AON                         com            037389103     16,462     655,000  SH          Sole  0           655,000
COMCAST CORP Class A        com            20030N101        976      33,967  SH          Sole  0            33,967
COMCAST CORP Special ClassA com            20030N200     12,168     458,000  SH          Sole  0           458,000
Disney                      com            254687106     11,445     458,000  SH          Sole  0           458,000
FEDEX CORP                  com            31428X106     13,719     203,000  SH          Sole  0           203,000
HILTON HOTELS CORP          com            432848109     12,268     850,000  SH          Sole  0           850,000
 Level 3 Communications     com            52729N100     12,108   2,877,000  SH          Sole  0         2,877,000
MARRIOTT INTL INC NEW       com            571903202      8,765     206,000  SH          Sole  0           206,000
 VIVENDI UNIVERSAL          com            92851S204     13,355     585,000  SH          Sole  0           585,000
WASTE MGMT INC DEL          com            94106L109     19,772     701,000  SH          Sole  0           701,000
FAIRFAX FINL HLDGS LTD      sub vtg com    303901102      2,159      20,000  SH          Sole  0            20,000
MONY Group                  com            615337102      4,000     111,500  SH          Sole  0           111,500
TELEPHONE + DATA SYS INC    com            879433100      6,103      84,000  sh          Sole  0            84,000
                                                        -------   ---------                              ---------
REPORT SUMMARY                       13 DATA RECORDS    133,300   7,242,467                              7,242,467
                                                        =======   =========                              =========

